Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Income Taxes [Abstract]
Income Taxes

14. Income Taxes

The Company has elected to be taxed as a REIT, under Sections 856 through 860 of the Internal Revenue Code beginning with its taxable year ended December 31, 2004. To qualify as a REIT, the Company must meet certain organizational and operational requirements, including a requirement to distribute at least 90% of its ordinary taxable income to stockholders. As a REIT, the Company generally will not be subject to U.S. federal income tax on taxable income that it distributes to its stockholders. If the Company fails to qualify as a REIT in any taxable year, it will then be subject to U.S. federal income taxes on taxable income at regular corporate rates and will not be permitted to qualify for treatment as a REIT for U.S. federal income tax purposes for four years following the year during which qualification is lost unless the Internal Revenue Service grants the Company relief under certain statutory provisions. Such an event could materially adversely affect the Company’s net income and net cash available for distributions to stockholders. However, the Company believes that it is organized and will operate in such a manner as to qualify for treatment as a REIT and the Company intends to operate in the foreseeable future in such a manner so that it will qualify as a REIT for U.S. federal income tax purposes. The Company may, however, be subject to certain state and local taxes. The Company’s TRSs are subject to federal, state and local taxes. The Company’s Asset and Property management business, Gramercy Asset Management, conducts its business through a wholly-owned TRS. Since the Company uses separate taxable REIT subsidiaries to conduct different aspects of its business, losses incurred by the individual TRSs are only available to offset taxable income derived by each respective TRS.

For the three and nine months ended September 30, 2015, the Company recorded $985 and $2,116 of income tax expense all within continuing operations. For the three and nine months ended September 30, 2014, the Company recorded $165 and $971 of income tax expense all within continuing operations. Tax expense for the three and nine months ended September 30, 2015 and 2014 is comprised of federal, state, local, and foreign taxes primarily attributable to Gramercy Asset Management.

The Company’s policy for interest and penalties, if any, on material uncertain tax positions recognized in the financial statements is to classify these as interest expense and operating expense, respectively. As of September 30, 2015 and December 31, 2014, the Company did not incur any material interest or penalties.

16. Income Taxes

The Company has elected to be taxed as a REIT, under Sections 856 through 860 of the Internal Revenue Code beginning with its taxable year ended December 31, 2004. To qualify as a REIT, the Company must meet certain organizational and operational requirements, including a requirement to distribute at least 90% of its ordinary taxable income to stockholders. As a REIT, the Company generally will not be subject to U.S. federal income tax on taxable income that it distributes to its stockholders. If the Company fails to qualify as a REIT in any taxable year, it will then be subject to U.S. federal income taxes on taxable income at regular corporate rates and will not be permitted to qualify for treatment as a REIT for U.S. federal income tax purposes for four years following the year during which qualification is lost unless the Internal Revenue Service grants the Company relief under certain statutory provisions. Such an event could materially adversely affect the Company’s net income and net cash available for distributions to stockholders. However, the Company believes that it is organized and will operate in such a manner as to qualify for treatment as a REIT and the Company intends to operate in the foreseeable future in such a manner so that it will qualify as a REIT for U.S. federal income tax purposes. The Company may, however, be subject to certain state and local taxes. The Company’s TRSs are subject to federal, state and local taxes. The Company’s Asset and Property management business, Gramercy Asset Management, conducts its business through a wholly-owned TRS. In addition to the limitation on the Company's use of its net operating losses under Section 382, since the Company uses separate taxable REIT subsidiaries to conduct different aspects of its business, losses incurred by the individual TRSs are only available to offset taxable income derived by each respective TRS.

The Company’s provision for income taxes for the years ended December 31, 2014, 2013 and 2012 is summarized as follows:

	2014	2013	2012
Current:
Federal	$(1,235)	$(5,902)	$(1,990)
State and local	323	(2,535)	(1,061)
Total current	(912)	(8,437)	(3,051)
Deferred:
Federal	197	(348)	(174)
State and local	(94)	(123)	(105)
Total deferred	103	(471)	(279)
Total income tax expense	$(809)	$(8,908)	$(3,330)

For the years ended December 31, 2014, 2013 and 2012 the Company recorded $809,  $8,908, and $3,330 of income tax expense, including $0,  $2,515, and $0 within discontinued operations, respectively. Tax expense for the years ended December 31, 2014, 2013 and 2012 in continuing operations is comprised of federal, state and local taxes primarily attributable to Gramercy Asset Management. Tax expense for the year ended December 31, 2013 included in discontinued operations is comprised of federal, state and local taxes attributable to the sale of the CDO management contracts to CWCapital. As of December 31, 2014, returns for the calendar years 2011 through 2014 remain subject to examination by the Internal Revenue Service and various state and local tax jurisdictions. As of December 31, 2014, certain returns for calendar year 2010 also remain subject to examination by various state and local tax jurisdictions.

Net deferred tax assets of $738 and $635 are included in other assets on the accompanying Consolidated Balance Sheets at December 31, 2014 and 2013, respectively. These net deferred tax assets relate primarily to differences in the timing of the recognition of income (loss) between GAAP and tax. All deferred tax assets relating to net operating loss carry forwards of TRSs are fully reserved.

The income tax provision differs from the amount computed by applying the statutory federal income tax rate to pretax operating income, as follows:

	For the year ended December 31,
	2014	2013	2012
Income tax (expense) benefit at federal statutory rate	$(19,500)	$(137,775)	$58,366
Tax effect of REIT election	18,501	138,563	(60,230)
State and local taxes, net of federal benefit	194	(1,088)	(843)
Permanent difference	(4)	(1)	1,252
Valuation allowance	-	(8,607)	(1,672)
Other	-	-	(203)
Total income tax provision	$(809)	$(8,908)	$(3,330)

As of December 31, 2014, the Company and each of its eight subsidiaries which file corporate tax returns, had total net loss carryforwards, inclusive of net operating losses and capital losses, of approximately $557,000. Net operating loss carryforwards and capital loss carryforwards can generally be used to offset future ordinary income and capital gains of the entity originating the losses, for up to 20 years and five years, respectively. The amounts of net operating loss carryforwards and capital loss carryforwards as of December 31, 2014 are subject to the completion of the 2014 tax returns. In January 2011, the Company and two of its subsidiaries experienced an ownership change, as defined for purposes of Section 382 of the Internal Revenue Code of 1986, as amended. In general, an “ownership change” occurs if there is a change in ownership of more than 50% of its common stock during a cumulative three year period. For this purpose, determinations of ownership changes are generally limited to shareholders deemed to own 5% or more of the Company’s common stock. The provisions of Section 382 will apply an annual limit to the amount of net loss carryforwards that can be used to offset future ordinary income and capital gains, beginning with the 2011 taxable year.

In addition to the limitation on the Company’s use of its net operating losses under section 382, since the company uses separate taxable REIT subsidiaries to conduct different aspects of its business, losses incurred by the individual TRSs are only available to offset taxable income derived by each respective TRS.

The Company’s policy for interest and penalties, if any, on material uncertain tax positions recognized in the financial statements is to classify these as interest expense and operating expense, respectively. As of December 31, 2014, 2013 and 2012, the Company did not incur any material interest or penalties.